Income Taxes (Reconciliation Of Changes In Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Balance at January 1	$ 19.5	$ 4.0
Additions based on tax positions related to the current year	6.0	13.9
Additions for tax positions of prior years		2.3
Reductions for tax positions of prior years		(0.2)
Reductions as a result of a lapse of applicable statute of limitations		(0.1)
Settlements	(1.2)	(0.4)
Balance at December 31	$ 24.3	$ 19.5